Pre-IPO Preferred Shares	12 Months Ended
Dec. 31, 2020
Pre-IPO Preferred Shares
Pre-IPO Preferred Shares
15.	Pre-IPO Preferred Shares
The
Pre-IPO
Series A, A+, B, C, C1/C2 and D1/D2 Preferred Shares are collectively referred to as the
“Pre-IPO
Preferred Shares”. The Group classified the
Pre-IPO
Preferred Shares as mezzanine equity on the consolidated balance sheets, as they were contingently redeemable at the options of the holders, and recorded accretion on the
Pre-IPO
Preferred Shares to the redemption value from the issuance dates to the earliest redemption dates. Upon the completion of the Company’s IPO, all of the issued and outstanding
Pre-IPO
Preferred Shares were redesignated into Class Y Ordinary Shares and Class Z Ordinary Shares, respectively. See Note 14 for additional information.

The Group’s
Pre-IPO
Preferred Shares activities for the year ended December 31, 2018 are summarized below:

	Pre-IPO Series A Preferred Shares		Pre-IPO Series A+ Preferred Shares		Pre-IPO Series B Preferred Shares		Pre-IPO Series C Preferred Shares		Pre-IPO Series C1 Preferred Shares		Pre-IPO Series C2 Preferred Shares		Pre-IPO Series D1 Preferred Shares		Pre-IPO Series D2 Preferred Shares		Total Mezzanine Equity
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
	RMB in thousands, except for share data
Balance as of December 31, 2017	7,078,502	16,625	14,643,281	85,681	22,794,876	325,559	27,996,184	797,355	42,585,304	1,442,351	954,605	36,763	13,101,189	586,385	13,759,564	724,324	142,913,505	4,015,043
Accretion to Pre-IPO Preferred Shares redemption value	—	242	—	1,448	—	5,328	—	13,633	—	23,024	—	578	—	9,124	—	11,228	—	64,605
Redesignation of Pre-IPO Preferred Shares into Class Y Ordinary Shares	—	—	—	—	—	—	—	—	(1,104,535)	(38,007)	—	—	—	—	—	—	(1,104,535)	(38,007)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares	(7,078,502)	(16,867)	(14,643,281)	(87,129)	(22,794,876)	(330,887)	(27,996,184)	(810,988)	(41,480,769)	(1,427,368)	(954,605)	(37,341)	(13,101,189)	(595,509)	(13,759,564)	(735,552)	(141,808,970)	(4,041,641)

Balance as of December 31, 2018	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—